SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Allowance of Credit Losses
	2022	2021	2020

Total allowance for credit losses – January 1	2,398	2,309	1,867
Current-period provision for expected credit losses	823	293	1,894
Write-offs	(64)	(9)	(934)
Recoveries collected	(249)	(195)	(518)

Total allowance for credit losses – December 31	2,908	2,398	2,309

Schedule of Estimated Useful Lives at an Annual Rate
%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
SECaaS equipment*	16
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2022	2021	2020

Cost of revenues	$1,133	$581	$355
Research and development	3,168	2,499	1,368
Sales and marketing	2,943	3,212	2,145
General and administrative	1,921	1,708	1,330

Total share-based compensation expense	$9,165	$8,000	$5,198

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31, 2022
	Unrealized gain (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2021	$98	$173	$271
Changes in other comprehensive loss before reclassifications	(140)	(5,562)	(5,702)
Amounts reclassified from accumulated other comprehensive loss to:
Cost of revenues	-	791	791
Operating expenses	-	3,384	3,384
Financial income, net	2	-	2

Net current-period other comprehensive loss	(138)	(1,387)	(1,525)

Balance as of December 31, 2022	$(40)	$(1,214)	$(1,254)